UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21180

Name of Fund:  BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$1,000	$1,098,760
6.13%, 6/01/19	1,000	1,101,230
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	374,208

		2,574,198
California — 14.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	2,005	2,123,335
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,281,303
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,230,824
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/18 (a)	1,400	1,471,456
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,025	1,235,904
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/19 (a)	3,210	3,478,773
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	1,000	1,178,170
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/19 (a)	1,125	1,232,078
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,215,140
5.50%, 11/01/31	1,500	1,818,675
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	505	599,980

Municipal Bonds	Par (000)	Value
California (continued)
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	$380	$454,362
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,355	2,753,866

		20,073,866
Colorado — 3.9%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,776,337
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	1,425	1,563,382

		5,339,719
Florida — 9.4%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,189,677
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	239,393
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	5,095,935
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/41	1,305	1,421,341
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 6/01/32	745	877,111

		12,823,457
Georgia — 2.1%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	2,500	2,912,925
Illinois — 20.6%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	825	932,060
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 1/01/30	1,000	1,086,160

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (a)	$3,740	$4,454,938
City of Chicago Illinois Transit Authority, RB: Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	1,300	1,398,124
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,449,674
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,236,280
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,177,390
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,480	1,574,498
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	855	922,699
5.25%, 12/01/43	1,430	1,514,642
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,153,217
Railsplitter Illinois Tobacco Settlement Authority, RB, 5.50%, 6/01/23	915	1,046,092
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	260	297,687
State of Illinois, GO:
5.25%, 2/01/31	610	630,380
5.25%, 2/01/32	1,000	1,031,680
5.50%, 7/01/33	1,000	1,046,160
5.50%, 7/01/38	270	283,778

		28,235,459
Indiana — 1.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19 (a)	470	503,910
5.50%, 1/01/38	1,945	2,065,629

		2,569,539
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC):
5.25%, 2/01/19 (a)	800	856,592

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC) (continued):
5.25%, 2/01/27	$100	$106,595

		963,187
Louisiana — 1.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC) (a):
Series A-1, 6.00%, 1/01/19	375	404,809
Series A-2, 6.00%, 1/01/19	150	161,924
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	790	832,004

		1,398,737
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	695	772,062
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	562,645

		1,334,707
Michigan — 2.3%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/19 (a)	1,695	1,879,111
6.25%, 7/01/36	5	5,457
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,205	1,314,173

		3,198,741
Minnesota — 2.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	565	610,347

2	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC) (continued):
6.50%, 11/15/38	$3,115	$3,334,701

		3,945,048
Mississippi — 1.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,284,440
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,164,290

		2,448,730
Nevada — 3.4%
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/18 (a)	2,410	2,509,750
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/19 (a)	2,000	2,176,540

		4,686,290
New Jersey — 4.9%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,300	1,403,740
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,480	1,537,232
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,102,540
Series AA, 5.50%, 6/15/39	1,620	1,717,977

		6,761,489
New York — 4.4%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,639,966
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	1,565	1,786,604
Series A-1, 5.25%, 11/15/39	1,000	1,150,770

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 6/01/42	$430	$434,777

		6,012,117
North Carolina — 1.0%
North Carolina Housing Finance Agency, RB, S/F, Series 38-B, 3.95%, 1/01/41 (b)	1,310	1,333,619
Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	470	555,860
Oklahoma — 1.2%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 9/01/37	490	544,355
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 8/01/57	990	1,084,169

		1,628,524
Oregon — 0.1%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 6/15/38 (c)	510	212,537
Pennsylvania — 4.0%
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42 (b)	1,285	1,317,022
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,929,341
Philadelphia Authority for Industrial Development, Refunding RB, Children’s Hospital of Philadelphia, 4.00%, 7/01/37 (b)	520	547,628
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,724,010

		5,518,001
South Carolina — 2.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,788,139

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, RB, Series E, 5.00%, 12/01/48	$275	$296,895
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	375	408,469
Series E, 5.25%, 12/01/55	1,275	1,421,395

		3,914,898
Texas — 13.0%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	1,000	1,050,980
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	980	1,132,557
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	3,365	3,658,697
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	945	1,025,741
6.00%, 5/15/19 (a)	2,465	2,705,387
6.00%, 5/15/19 (a)	2,100	2,304,792
6.00%, 11/15/35	135	147,996
6.00%, 11/15/36	115	126,071
5.38%, 11/15/38	55	59,075
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	205	222,732
6.50%, 7/01/37	795	851,501
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,000	1,181,410
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,143,230
Series K-1 (AGC), 5.75%, 1/01/19 (a)	1,500	1,612,860
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	440	502,524

		17,725,553
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	370	415,270

Municipal Bonds	Par (000)	Value
Virginia (continued)
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	$1,000	$1,083,590

		1,498,860
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,148,451
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	795	896,172

		2,044,623
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert Health, Inc. Obligated Group, 4.00%, 4/01/39	710	733,913
Medical College of Wisconsin, Inc., 5.00%, 12/01/41	1,250	1,426,200

		2,160,113
Total Municipal Bonds — 103.7%		141,870,797

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,000	1,054,920
California — 11.3%
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,775	3,243,476
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	12,225,289

		15,468,765
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,484,771

4	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(e)	$759	$810,871
Illinois — 7.5%
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	825	932,673
Senior Priority, Series B, 5.50%, 1/01/18 (a)	2,999	3,081,150
Senior, Series B, 5.00%, 1/01/40	3,329	3,777,993
Series C, 5.00%, 1/01/38	2,252	2,537,751

		10,329,567
Michigan — 2.2%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	2,981,250
Nevada — 4.9%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/18 (a)	2,000	2,111,040
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,640,011

		6,751,051
New Jersey — 6.5%
New Jersey EDA, RB, School Facilities Construction (AGC) (a):
6.00%, 12/15/18	986	1,063,224
6.00%, 12/15/18	14	15,046
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (e)	6,020	6,764,795
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	1,000	1,033,978

		8,877,043
New York — 14.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,993	5,662,082
Series FF, 5.00%, 6/15/45	3,019	3,413,965
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	900	956,131

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	$1,000	$1,139,257
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,540	2,954,649
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,364,076
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	1,740	1,998,494

		19,488,654
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,749,608
Pennsylvania — 2.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38	1,349	1,538,374
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,094	1,287,367

		2,825,741
Texas — 5.6%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,972,499
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	2,310	2,681,748

		7,654,247
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,072,790
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 59.6%		81,549,278
Total Long-Term Investments (Cost — $206,817,905) — 163.3%		223,420,075

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.60% (f)(g)	558,732	$558,844
Total Short-Term Securities (Cost — $558,844) — 0.4%		558,844
Total Investments (Cost — $207,376,749*) — 163.7%		223,978,919
Liabilities in Excess of Other Assets — (0.1)%		(43,102)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.8)%		(44,915,501)
VMTP Shares, at Liquidation Value — (30.8)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$136,820,316

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$162,844,716

Gross unrealized appreciation	$16,775,210
Gross unrealized depreciation	(437,620)

Net unrealized appreciation	$16,337,590

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 07, 2018 to July 01, 2020, is $7,481,044.

(f)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	704,474	(145,742)	558,732	$558,844	$2,232	$(43)	—

(g)	Current yield as of period end.

6	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(39)	5-Year U.S. Treasury Note	September 2017	$4,614,187	$(6,813)
(52)	10-Year U.S. Treasury Note	September 2017	$6,567,438	(19,764)
(36)	Long U.S. Treasury Bond	September 2017	$5,537,250	(44,613)
(8)	Ultra U.S. Treasury Bond	September 2017	$1,321,000	(15,866)
Total				$(87,056)

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2017	7

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$223,420,075	—	$223,420,075
Short-Term Securities	$558,844	—	—	558,844

Total	$558,844	$223,420,075	—	$223,978,919

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(87,056)	—	—	$(87,056)

[1]	See above schedule of investments for values in each state or political subdivision.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2017

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(44,796,613)	—	$(44,796,613)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

Total	—	$(86,996,613)	—	$(86,996,613)

During the period ended May 31, 2017, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 24, 2017